Note 15 - Intangibles	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
15.	INTANGIBLES

		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
At December 31, 2019	4,744.2	2,956.3	1,801.2	663.3	10,165.0
Effects of movements in foreign exchange in the balance sheet	646.7	75.3	40.6	73.4	836.0
Effect of application of IAS 29 (hyperinflation)	348.2	28.5	85.3	203.8	665.8
Additions	9.1	168.7	20.2	72.8	270.8
Disposal	-	(0.6)	(0.5)	-	(1.1)
Acquisitions through business combination	27.6	-	-	-	27.6
Acquisition through exchange transaction of shareholdings	-	-	-	-	-
Transfers to other assets categories	(122.5)	56.3	291.4	87.5	312.7
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8
Effects of movements in foreign exchange in the balance sheet	123.7	16.3	(20.9)	(4.6)	114.5
Effect of application of IAS 29 (hyperinflation)	622.0	56.1	103.8	149.1	931.0
Additions	-	-	26.0	340.1	366.1
Disposal	(31.0)	-	(13.4)	-	(44.4)
Acquisitions through business combination	-	-	-	-	-
Acquisition through exchange transaction of shareholdings	-	-	-	-	-
Transfers to other assets categories	(39.0)	(8.5)	625.3	(206.9)	370.9
Other	-	-	-	-	-
At December 31, 2021	6,329.0	3,348.4	2,959.0	1,378.5	14,014.9

		Distribution
	Brands	Contracts	Software	Others	Total
Amortization and Impairment losses
At December 31, 2019	-	(2,328.6)	(1,131.1)	(398.9)	(3,858.6)
Effects of movements in foreign exchange in the balance sheet	-	6.8	(25.6)	(33.4)	(52.2)
Effect of application of IAS 29 (hyperinflation)	-	(28.4)	(57.7)	(191.0)	(277.1)
Amortization	-	(234.2)	(247.3)	(30.2)	(511.7)
Disposal	-	-	0.5	-	0.5
Transfers to other assets categories	-	-	2.9	-	2.9
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)
Effects of movements in foreign exchange in the balance sheet	-	13.1	15.1	20.7	48.9
Effect of application of IAS 29 (hyperinflation)	-	(56.0)	(83.8)	(139.7)	(279.5)
Amortization	-	(58.4)	(299.7)	(46.8)	(404.9)
Disposal	-	-	14.1	-	14.1
Transfers to other assets categories	-	8.5	(16.7)	(0.1)	(8.3)
At December 31, 2021	-	(2,677.2)	(1,829.3)	(819.4)	(5,325.9)

Carrying amount:
At December 31, 2020	5,653.3	700.1	779.9	447.3	7,580.6
At December 31, 2021	6,329.0	671.2	1,129.7	559.1	8,689.0

The Company is the owner of some of the world’s leading brands in the beer industry. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly they have been assigned indefinite useful lives. The most representative brands that have been recorded as a result of the fair value determination of past acquisitions are Quilmes in Argentina, Pilsen in Paraguay and Bolivia and Presidente and Presidente Light in the Dominican Republic.

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2021	2020
Argentina	1,917.1	1,523.0
Bolivia	956.7	890.9
Brazil	-	3.3
Canada	235.2	218.5
Chile	84.8	94.4
Luxembourg	339.6	339.6
Paraguay	616.3	568.4
Dominican Republic	1,670.4	1,534.9
Panama	383.8	357.4
Uruguay	125.1	122.9
	6,329.0	5,653.3

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in Note 14 - Goodwill.